REVENUE	12 Months Ended
Dec. 31, 2017
REVENUE
REVENUE

8 REVENUE

        VEON generates revenue from providing voice, data and other telecommunication services through a range of wireless, fixed and broadband Internet services, as well as selling equipment and accessories. Products and services may be sold separately or in bundled packages.

        The following table provides a breakdown of total operating revenue from external customers by mobile and fixed line for the years ended December 31:

	2017	2016	2015
Mobile services	8,688	8,089	8,797
Fixed line services	786	796	809

Total revenue	9,474	8,885	9,606

ACCOUNTING POLICIES

        The following accounting policies have been applied for the Group for the current and comparative years. Refer to Note 3 for details regarding upcoming changes to revenue recognition and impact for the Group in future years.

        Generally, revenue for products is recorded when the equipment is sold or upon transfer of the associated risks and rewards, and revenue for services is recorded when the services are rendered. Revenue for bundled packages is recorded based on the relative fair value allocation of each component in the bundle.

Mobile services

        Service revenue includes revenue from airtime charges from contract and prepaid customers, monthly contract fees, interconnect revenue, roaming charges and charges for value added services ("VAS"). VAS includes short messages, multimedia messages, caller number identification, call waiting, data transmission, mobile internet, downloadable content, mobile finance services, machine-to-machine and other services. The content revenue relating to VAS is presented net of related costs when the Company acts as an agent of the content providers and gross when the Company acts as the primary obligor of the transaction.

        In 2016, the Group aligned its practices for content revenue across the group and re-presented the comparative period of 2015. The impact of this refinement in policy was not material for any periods presented, reducing service revenue and service costs by US$19. The net results, financial position and operating cash flows for these periods remained unaffected. The Company concluded that net presentation of the content revenue better reflected the actual nature and substance of the arrangements with content providers.

        More specifically, the accounting for revenue sharing agreements and delivery of content depends on the analysis of the facts and circumstances surrounding these transactions, which will determine if the revenue is recognized gross or net.

        Service revenue is generally recognized when the services (including VAS and roaming revenue) are rendered. Sales of prepaid cards, used as a method of cash collection, is accounted for as customer advances for future services and the respective revenue is deferred until the customer uses the airtime. Prepaid cards might not have expiration dates but are subject to statutory expiration periods, and unused prepaid balances are added to service revenue based on an estimate of the expected balance that will expire unused. VEON charges customers a fixed monthly fee for the use of certain services. Such fees are recognized as revenue in the respective month when earned.

        Some tariffs include bundle rollovers which effectively allow customers to rollover unused minutes from one month to the following month. For these tariffs, the portion of the access fee representing the fair value of the rolled over minutes is deferred until the service is delivered.

Fixed-line services

        Revenue from traditional voice services and other service contracts is accounted for when the services are provided. Revenue from Internet services is measured primarily by monthly fees and internet-traffic volume which has not been included in monthly fees. Payments from customers for fixed-line equipment are not recognized as revenue until installation and testing of such equipment are completed and the equipment is accepted by the customer. Domestic Long Distance/International Long Distance and zonal revenue are recorded gross or net depending on the contractual arrangements with the end-users.

Connection fees

        VEON defers upfront telecommunications connection fees. The deferral of revenue is recognized over the estimated average customer life or the minimum contractual term, whichever is shorter. The Company also defers direct incremental costs related to connection fees for fixed line customers, in an amount not exceeding the revenue deferred.

Sales of equipment

        Revenue from mobile equipment sales, such as handsets, are recognized in the period in which the equipment is sold to either a network customer or, if sold via an intermediary, when the significant risks and rewards associated with the device have passed to the intermediary and the intermediary has no general right of return or if a right of return exists, when such right has expired.

Multiple elements agreements ("MEA")

        MEA are agreements under which VEON provides more than one service. Services / products may be provided or 'bundled' under different agreements or in groups of agreements which are interrelated to such an extent that, in substance, they are elements of one agreement. In the event of an MEA, each element is accounted for separately if it can be distinguished from the other elements and has a fair value on a standalone basis. The customer's perspective is important in determining whether the transaction contains multiple elements or is just a single element arrangement. The relative fair value method is applied in determining the value to be allocated to each element of an MEA. Fair value is determined as the selling price of the individual item. If an item has not been sold separately by the Group yet, but is sold by other suppliers, the fair value is the price at which the items are sold by the other suppliers.

SOURCE OF ESTIMATION UNCERTAINTY

        The Group's revenue consists primarily of revenue from sale of telecommunications services and periodic subscriptions. The Group offers customers, via multiple element agreements ('bundles') or otherwise, a number of different services with different price plans, and provides discounts in various types and forms, often in connection with different campaigns, over the contractual or average customer relationship period. Determining the fair value of each deliverable can require complex estimates due to the nature of the goods and services provided. The Group also sells wholesale products to other operators and vendors in different countries and across borders. Management has to make estimates related to revenue recognition, relying to some extent on information from other third-party operators regarding values of services delivered. Management also makes estimates for the final outcome in instances where the other parties dispute the amounts charged. Furthermore, management has to estimate the average customer relationship for revenue that is initially recognized as deferred revenue in the statement of financial position and thereafter recognized in the income statement over a future period, for example, revenue from connection fees. Management also applies judgment in evaluating gross or net presentation of revenue and associated fees. In this case, among others, the main factor is whether the Company is considered as the primary obligor in the transactions, and the extent of latitude in establishing prices.